Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other payables
Details of trade and other payables

	As of December 31,
(in thousands of euros)	2022	2021
Fixed asset payables	228	—
Accrued expenses - clinical trials	5,394	1,486
Trade payables & other accruals	3,999	4,996
Total trade and other payables	9,621	6,482

Disclosure of other current liabilities	Other current liabilities

	As of December 31,
(in thousands of euros)	2022	2021
Tax liabilities	358	258
Payroll tax and other payroll liabilities	6,237	4,820
Other payables	260	199
Other current liabilities	6,855	5,277

Disclosure of deferred income and contract liabilities	Deferred income and contract liabilities

	As of December 31,
(in thousands of euros)	2022	2021
Deferred income	55	254
Contract liabilities	16,518	16,518
Deferred income and contract liabilities	16,573	16,772